CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash	$ 307	$ 710	$ 1,824
Accounts receivable			500
Prepaid expenses and other current assets	126	140	192
Total current assets	433	850	2,516
Intangible assets	6,700	6,700	6,700
Other assets	45	45
Total assets	7,178	7,595	9,216
Current liabilities:
Accounts payable	1,031	763	687
Accrued payroll and employee benefits	453	377	183
Other accrued liabilities	1,365	1,296	1,072
Total current liabilities	2,849	2,436	1,942
Fair value liability for price adjustable warrants	423	2,491	9,225
Fair value of stock to be issued to settle liabilities	75	60	75
Deferred tax liabilities	2,345	2,345	2,345
Total liabilities	5,692	7,332	13,587
Commitments and contingencies
Stockholders' equity :
Preferred stock, $0.01 par value; 100,000 shares authorized
Common stock, $0.006 par value; 180,000,000 shares authorized, 25,523,216 and 27,704,340 shares issued and outstanding at December 31, 2014 and 2015, respectively	176	166	153
Additional paid-in capital	334,694	334,548	333,264
Accumulated deficit	(333,384)	(334,451)	(337,788)
Total stockholders - equity (deficit)	1,486	263	(4,371)
Total liabilities and stockholders' equity (deficit)	$ 7,178	7,595	9,216
Series C Preferred Stock
Stockholders' equity :
Preferred stock, $0.01 par value; 100,000 shares authorized
Series D Preferred Stock
Stockholders' equity :
Preferred stock, $0.01 par value; 100,000 shares authorized